BORROWINGS - Long term (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
BORROWINGS
Subtotal for long-term	$ 382,688	$ 562,827
Long-term borrowings from non-banking institutions	110,767	43,750
Long-term borrowings from non-banking institutions	$ 110,767	$ 43,750
Average interest rate on long-term borrowings (as a percent)	3.75%	4.75%
Future principal repayment on the long-term borrowings loans
2017	$ 697,685
2018	260,379
2019	198,171
2020	19,480
2021	3,460
Thereafter	11,965
Total	1,191,140
Less: future principal repayment related to long-term borrowings, current portion	(697,685)
Total long-term portion	493,455	$ 606,577
Unsecured
BORROWINGS
Long-term borrowings from non-banking institutions	61,000	30,005
Future principal repayment on the long-term borrowings loans
Total long-term portion		10,124
Borrowings secured by project assets and solar power systems
BORROWINGS
Long-term borrowings from non-banking institutions	49,767	13,745
Future principal repayment on the long-term borrowings loans
Total long-term portion	27,100	162,993
Borrowings secured by property, plant and equipment
Future principal repayment on the long-term borrowings loans
Total long-term portion	15,588	13,327
Borrowings secured by equity
Future principal repayment on the long-term borrowings loans
Total long-term portion	$ 340,000	$ 376,383